Significant Accounting Policies - Principles of consolidation to short-term investments (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) Y	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Principles of consolidation
Net loss attributable to non-controlling interests	¥ 733	¥ 694	¥ (1,038)
Functional currency and foreign currency translation
Total foreign currency translation adjustments	570	3,127	(1,090)
Fair value measurements
Impairment loss	0	0	¥ 0
Debt Securities Value	58,391	66,470
Wealth management products
Fair value measurements
Investments		42,270
Recurring
Fair value measurements
Investments		66,470
Recurring | Wealth management products
Fair value measurements
Investments	29,873
Recurring | Fair value option
Fair value measurements
Investments	58,391
Level 2 | Wealth management products
Fair value measurements
Investments		42,270
Level 2 | Recurring
Fair value measurements
Investments		¥ 66,470
Level 2 | Recurring | Wealth management products
Fair value measurements
Investments	¥ 29,873
Level 3 | Recurring | Price Volatility | Hangzhou Jialin
Fair value measurements
Measurement Input	28.4
Level 3 | Recurring | Price Volatility | Company A
Fair value measurements
Measurement Input	44.3
Level 3 | Recurring | Price Volatility | Company B
Fair value measurements
Measurement Input	0.376
Level 3 | Recurring | Price Volatility | Company C
Fair value measurements
Measurement Input	56.6
Level 3 | Recurring | Risk Free Interest Rate | Hangzhou Jialin
Fair value measurements
Measurement Input	2.1
Level 3 | Recurring | Risk Free Interest Rate | Company A
Fair value measurements
Measurement Input	2.3
Level 3 | Recurring | Risk Free Interest Rate | Company B
Fair value measurements
Measurement Input	2.3
Level 3 | Recurring | Risk Free Interest Rate | Company C
Fair value measurements
Measurement Input | Y	2.4
Level 3 | Recurring | Measurement Input, Market Ratio | Hangzhou Jialin
Fair value measurements
Measurement Input	20.2
Level 3 | Recurring | Measurement Input, Market Ratio | Company A
Fair value measurements
Measurement Input	1.4
Level 3 | Recurring | Measurement Input, Industrial Stock Market Index | Company B
Fair value measurements
Measurement Input	39.3
Level 3 | Recurring | Fair value option
Fair value measurements
Investments	¥ 58,391